Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012
Goodwill [Roll Forward]
Beginning balance	$ 1,012,530		$ 864,927		$ 1,042,410
Acquisitions	39,335	[1]	145,435	[2]
Dispositions	(102)		(249)
Currency translation	(6,686)		2,417
Ending balance	1,045,077		1,012,530		1,042,410
EPD [Member]
Goodwill [Roll Forward]
Beginning balance	406,630		405,441
Acquisitions	39,335	[1]	0
Dispositions	0		0
Currency translation	(1,534)		1,189
Ending balance	444,431		406,630
IPD [Member]
Goodwill [Roll Forward]
Beginning balance	121,352		122,501
Acquisitions	0	[1]	0
Dispositions	(102)		(106)
Currency translation	(6)		(1,043)
Ending balance	121,244		121,352
FCD [Member]
Goodwill [Roll Forward]
Beginning balance	484,548		336,985
Acquisitions	0	[1]	145,435	[2]
Dispositions	0		(143)
Currency translation	(5,146)		2,271
Ending balance	$ 479,402		$ 484,548

[1]	Goodwill primarily related to the acquisition of LPI. See Note 2 for additional information.
[2]	Goodwill related to the acquisition of Valbart. See Note 2 for additional information.